Schedule of Short Term VTB Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Vendor Take Back Beginning Balance	$ 1,630	$ 3,457	$ 4,130
Repaid in year	(1,646)	(1,879)	(750)
Interest accretion	16	52	77
Vendor Take Back Ending Balance	$ 0	$ 1,630	$ 3,457